Current liabilities - lease liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Current lease liabilities [Abstract]
Current Liabilities - Lease Liabilities
	31-Dec-25	30-Jun-25
	$'000	$'000

Lease liability	151	106